Equity Investments in Unconsolidated Subsidiaries - Premiums Due on Life Settlement Contracts (Details) (LSC Entities, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
LSC Entities
Premiums Due on Life Settlement Contracts
2014	$ 42,790
2015	47,738
2016	61,273
2017	41,266
2018	41,074
Thereafter	567,317
Total	$ 801,458